UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2011 (Unaudited)
Hennessy Balanced Fund

			% of
	Shares	Value	Net Assets
COMMON STOCKS - 45.74%
Consumer Discretionary - 3.52%
Home Depot, Inc.	1,400	48,902	0.31%
McDonald's Corp.	5,900	510,232	3.21%
		559,134	3.52%
Consumer Staples - 7.26%
Kraft Foods, Inc.	21,100	725,418	4.57%
Procter & Gamble Co.	6,950	427,356	2.69%
		1,152,774	7.26%
Energy - 1.93%
Chevron Corp.	2,950	306,859	1.93%
Health Care - 13.62%
Johnson & Johnson	11,350	735,366	4.63%
Merck & Co., Inc.	20,750	708,198	4.46%
Pfizer, Inc.	37,450	720,538	4.53%
		2,164,102	13.62%
Industrials - 1.35%
General Electric Co.	11,950	214,024	1.35%
Information Technology - 4.65%
Intel Corp.	33,100	739,123	4.65%
Materials - 4.45%
EI Du Pont de Nemours & Co.	13,750	707,025	4.45%
Telecommunication Services - 8.96%
AT&T, Inc.	24,500	716,870	4.51%
Verizon Communications, Inc.	20,000	705,800	4.45%
		1,422,670	8.96%
TOTAL COMMON STOCKS (Cost $6,738,273)		$7,265,711	45.74%

	Shares/		% of
	Principal Value	Value	Net Assets
U.S. TREASURY NOTES - 15.80%
5.000%, 08/15/2011	$900,000	$901,723	5.68%
4.500%, 09/30/2011	900,000	906,504	5.70%
0.750%, 11/30/2011	700,000	701,422	4.42%
TOTAL U.S. TREASURY NOTES (Cost $2,508,945)		$2,509,649	15.80%

SHORT TERM INVESTMENTS - 37.95%
U.S. Treasury Bills - 32.09%
0.035%, 11/17/2011 (b)	$700,000	699,807	4.40%
0.105%, 12/15/2011 (b)	2,000,000	1,999,282	12.59%
0.065%, 02/09/2012 (b)	1,900,000	1,898,461	11.95%
0.200%, 05/03/2012 (b)	200,000	199,747	1.26%
0.180%, 05/31/2012 (b)	300,000	299,540	1.89%
Total U.S. Treasury Bills (Cost $5,098,162)		5,096,837	32.09%
Money Market Funds - 2.18%
Fidelity Institutional Money Market Portfolio, 0.064% (a)	795	$795	0.01%
Fidelity Government Portfolio - Institutional Class, 0.0100% (a)	345,258	345,258	2.17%
Total Money Markets Funds (Cost $346,053)		346,053	2.18%
Demand Notes# - 3.68%
American Family Financial Services, 0.1000%	$583,927	583,927	3.68%
Total Demand Notes (Cost $583,927)		583,927	3.68%

TOTAL SHORT TERM INVESTMENTS (Cost $6,028,142)	$6,026,817	37.95%
Total Investments (Cost $15,275,360) - 99.49%	$15,802,177	99.49%
Other Assets in Excess of Liabilities - 0.51%	81,372	0.51%
TOTAL NET ASSETS - 100.00%	$15,883,549	100.00%

Footnotes

Percentages are stated as a percent of net assets.
(a) The rate listed is the fund's 7-day yield as of July 31, 2011
(b) The rate listed is discount rate at issue.
# Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. Interest rates listed are as of July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$15,279,321
Gross unrealized appreciation	648,423
Gross unrealized depreciation	(125,567)
Net unrealized appreciation	$522,856

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2011
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a heirarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices.  Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.  When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 559,134	$ -	$ -	$ 559,134
Consumer Staples	1,152,774	-	-	1,152,774
Energy	306,859	-	-	306,859
Health Care	2,164,102	-	-	2,164,102
Industrials	214,024	-	-	214,024
Information Technology	739,123	-	-	739,123
Materials	707,025	-	-	707,025
Telecommunication Services	1,422,670	-	-	1,422,670
Total Common Stock	$ 7,265,711	$ -	$ -	$ 7,265,711

U.S. Treasury Notes	$ -	$ 2,509,649	$ -	$ 2,509,649

Short-Term Investments
U.S. Treasury Bills	-	5,096,837	-	5,096,837
Money Market Funds	346,053	-	-	346,053
Demand Notes	-	583,927	-	583,927
Total Short-Term Investments	$ 346,053	$ 5,680,764	$ -	$ 6,026,817

Total Investments in Securities	$ 7,611,764	$ 5,680,764	$ -	$ 15,802,177

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2011, the Fund recognized no significant transfers between levels.

Schedule of Investments
July 31, 2011 (Unaudited)
Hennessy Total Return Fund
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 73.19%
Consumer Discretionary - 7.55%
Home Depot, Inc.	39,600	$1,383,228	2.28%
McDonald's Corp.	36,900	3,191,112	5.27%
		4,574,340	7.55%
Consumer Staples - 9.62%
Kraft Foods, Inc.	124,500	4,280,310	7.07%
Procter & Gamble Co.	25,100	1,543,399	2.55%
		5,823,709	9.62%
Energy - 6.34%
Chevron Corp.	36,900	3,838,338	6.34%
Health Care - 20.71%
Johnson & Johnson	63,700	4,127,123	6.82%
Merck & Co., Inc.	119,500	4,078,535	6.73%
Pfizer, Inc.	225,500	4,338,620	7.16%
		12,544,278	20.71%
Industrials - 1.38%
General Electric Co.	46,700	836,397	1.38%
Information Technology - 7.48%
Intel Corp.	202,900	4,530,757	7.48%
Materials - 6.24%
EI Du Pont de Nemours & Co.	73,500	3,779,370	6.24%
Telecommunication Services - 13.87%
AT&T, Inc.	138,900	4,064,214	6.71%
Verizon Communications, Inc.	122,900	4,337,141	7.16%
		8,401,355	13.87%
TOTAL COMMON STOCKS (Cost $39,423,632)		$44,328,544	73.19%
	Shares/		% of
	Principal Value	Value	Net Assets
SHORT TERM INVESTMENTS - 62.54%
U.S. Treasury Bills* - 61.08%
0.0550%, 08/25/2011 (b)	$16,000,000	15,999,637	26.41%
0.0050%, 09/29/2011 (b)	10,000,000	9,998,980	16.51%
0.0600%, 10/27/2011 (b)	11,000,000	10,997,690	18.16%
Total U.S. Treasury Bills (Cost $ 36,999,228)		36,996,307	61.08%
Money Market Funds - 1.46%
Fidelity Government Portfolio - Institutional Class, 0.0100% (a)	882,654	$882,654	1.46%
Total Money Market Funds (Cost $ 882,654)		882,654	1.46%
TOTAL SHORT TERM INVESTMENTS (Cost $37,881,882)		$37,878,961	62.54%
Total Investments (Cost $77,305,514) - 135.73%		$82,207,505	135.73%
Liabilities in Excess of Other Assets - (35.73)%		(21,639,161)	(35.73)%
TOTAL NET ASSETS - 100.00%		$60,568,344	100.00%

Footnotes

Percentages are stated as a percent of net assets.
(a)	The rate listed is the fund's 7-day yield as of July 31, 2011
(b)	The rate listed is discount rate at issue.
*	Collateral or partial collateral for securities sold subject to repurchase.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$77,494,866
Gross unrealized appreciation	5,536,960
Gross unrealized depreciation	(824,321)
Net unrealized appreciation	$4,712,639

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2011
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices.  Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.  When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 4,574,340	$ -	$ -	$ 4,574,340
Consumer Staples	5,823,709	-	-	5,823,709
Energy	3,838,338	-	-	3,838,338
Health Care	12,544,278	-	-	12,544,278
Industrials	836,397	-	-	836,397
Information Technology	4,530,757	-	-	4,530,757
Materials	3,779,370	-	-	3,779,370
Telecommunication Services	8,401,355	-	-	8,401,355
Total Common Stock	$ 44,328,544	$ -	$ -	$ 44,328,544

Short-Term Investments
U.S. Treasury Bills	-	36,996,307	-	36,996,307
Money Market Funds	882,654	-	-	882,654
Total Short-Term Investments	$ 882,654	$ 36,996,307	$ -	$ 37,878,961

Total Investments in Securities	$ 45,211,198	$ 36,996,307	$ -	$ 82,207,505

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2011, the Fund recognized no significant transfers between levels.

Hennessy Total Return Fund
Schedule of Reverse Repurchase Agreements
July 31, 2011 (Unaudited)

Face			Principal		Maturity
Value	Counterparty	Rate	Trade Date	Maturity Date	Amount
$ 9,090,000	UBS Financial Services, Inc.	0.35%	5/27/2011	8/25/2011	$ 9,097,954
4,497,500	UBS Financial Services, Inc.	0.30%	6/17/2011	9/29/2011	4,501,398
8,095,500	UBS Financial Services, Inc.	0.30%	7/15/2011	10/27/2011	8,102,516
$ 21,683,000					$ 21,701,868

As of July 31, 2011, the fair value of securities held as collateral on reverse repurchase agreements was $ 36,996,307 as noted on the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Funds, Inc.

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date           9/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          9/21/11

By (Signature and Title)*            /s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date          9/21/11